Condensed Financial Information of the Parent Company - Schedule of Statements of Financial Position – Parent Company Only (Parentheticals) (Details) - Parent Company [Member] - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Schedule of Statements of Financial Position – Parent Company Only [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.12	$ 0.12
Ordinary shares, shares authorized (in Shares)		300,000,000	300,000,000
Ordinary shares, issued (in Shares)		24,353,539	17,808,947
Ordinary shares ,outstanding (in Shares)		24,353,539	17,808,947

[1]	Giving retroactive effect to the 2023 share consolidation on January 31, 2023.